Shareholder Report, Line Graph (Details) 193781_Innovator U.S. Equity Buffer ETF - April_TF_TSR Annual {TF} - USD ($)								12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Mar. 29, 2019	Oct. 31, 2025
Innovator U.S. Equity Buffer ETF™ - April
Account Value [Line Items]
Line Graph and Table Measure Name								Innovator U.S. Equity Buffer ETF - April NAV
Accumulated Value	$ 17,295	$ 13,794	$ 12,355	$ 13,142	$ 11,388	$ 10,678	$ 10,000	$ 18,939
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500 TR
Accumulated Value	22,056	15,981	14,509	16,992	11,890	10,837	10,000	$ 26,788
S&P 500 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500
Accumulated Value	$ 20,129	$ 14,796	$ 13,661	$ 16,248	$ 11,537	$ 10,717	$ 10,000	$ 24,133